Acquisitions and Divestitures - NCI (Details) - Sumitomo 3M Limited ¥ in Billions	1 Months Ended
Sep. 30, 2014 JPY (¥)
Transactions with 3M subsidiaries that have non controlling interests
Minority Interest Ownership Percentage By Parent Acquired	25.00%
Amount Of Acquistion For Remaining Noncontrolling Interest	¥ 90